Going concerns (Details Narrative) ₩ in Thousands					1 Months Ended				3 Months Ended	4 Months Ended	6 Months Ended				12 Months Ended
	Apr. 10, 2026	Jan. 13, 2026 KRW (₩)	Jan. 12, 2026 KRW (₩)	Jan. 11, 2026 KRW (₩)	Jul. 16, 2026 KRW (₩)	Mar. 31, 2026 KRW (₩) shares	Feb. 24, 2026 KRW (₩)	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($)	Oct. 31, 2026 KRW (₩) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 KRW (₩) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 KRW (₩) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2024 KRW (₩) shares	Jul. 24, 2026 KRW (₩)	Jul. 08, 2026 KRW (₩)	Jul. 02, 2026 KRW (₩)	Jun. 30, 2026 KRW (₩)	May 18, 2026 KRW (₩)	Mar. 27, 2026 KRW (₩)	Dec. 31, 2025 KRW (₩)	Jun. 30, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Sep. 24, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Entity Information [Line Items]
Net loss | $									$ 29,753		$ (456)		$ (456)		$ 6,805
Negative cash flows from operations | $									30,000
Accumulated deficit | $									29,753		36,102				36,558
Cash and cash equivalents | $
Number of shares sold | shares								50,000
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Negative working capital																								₩ 7,229,518
Net loss												₩ 2,997,895		₩ 3,400,181		₩ 6,141,476	₩ 8,065,334
Negative cash flows from operations												2,345,678		2,934,045		4,965,996	6,371,229
Accumulated deficit																					₩ 78,555,949			75,558,054		₩ 69,416,578
Cash and cash equivalents																					312,427			335,814	₩ 15,475	3,662,174		₩ 668,235
Proceeds from treasury shares		₩ 1,600	₩ 600,000	₩ 1,000,000
Treasury share refunded							₩ 810,000
Proceeds from warrants exercised																	₩ 3,035,000
Short-term borrowing																					₩ 4,689,545			₩ 3,817,943	₩ 4,401,990	₩ 4,188,171		₩ 5,603,471
Number of shares sold | shares										562,500	48,982,075	48,982,075	48,361,075	48,361,075	48,361,075	48,361,075	42,716,210
Proceeds from disposal of treasury shares										₩ 1,997,500
CubeBio Co., Ltd. [Member] | Well Core Co., Ltd. [Member]
Entity Information [Line Items]
Loan																			₩ 400,000				₩ 1,000,000
Interest rate																			4.60%				4.60%
Number of shares acquired | shares						125,000
Aggregate consideration						₩ 500,000
Short-term borrowing																		₩ 1,000,000
CubeBio Co., Ltd. [Member] | Dongsung D&C [Member]
Entity Information [Line Items]
Loan																						₩ 100,000
Interest rate																						4.60%
CubeBio Co., Ltd. [Member] | Effibar CDS Private Limited [Member]
Entity Information [Line Items]
Prepayments																						₩ 83,673
CubeBio Co., Ltd. [Member] | Golden Tree Networks Co., Ltd. [Member]
Entity Information [Line Items]
Loan																				₩ 20,000
Interest rate																				4.60%
CubeBio Co., Ltd. [Member] | 20 th bond with warrants [Member]
Entity Information [Line Items]
Bonds with warrants early redeemed upon exercise			₩ 600,000
CubeBio Co., Ltd. [Member] | 22 nd bond with warrants [Member]
Entity Information [Line Items]
Bond issuance description	Company entered into an agreement with a related party for the issuance of the 22nd series of bonds with warrants for the amount of Korean won 20,000,000 thousand to fund its operation. As of the date of issuance of these financial statements, the Company had received aggregate proceeds of Korean won 1,280,000 thousand under the agreement.
CubeBio Co., Ltd. [Member] | 22 nd bond with warrants [Member] | Dong Sung D&C Co., Ltd. [Member]
Entity Information [Line Items]
Bond issuance description	Company entered into an agreement with Dong Sung D&C Co., Ltd. for the issuance of the 22nd series of bonds with warrants (BW) in the aggregate amount of KRW 20,000,000 thousand to finance its operations. Pursuant to the agreement, the Company received an advance payment of KRW 1,280,000 thousand.
CubeBio Co., Ltd. [Member] | 15 th bond with warrants [Member]
Entity Information [Line Items]
Warrants exercised					₩ 105,000
Proceeds from warrants exercised					₩ 315,000